UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-09153

Investment Company Act File Number

Eaton Vance Michigan Municipal Income Trust

(Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Alan R. Dynner, Esq.

Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

November 30

Date of Fiscal Year End

February 28, 2007

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Michigan Municipal Income Trust	as of February 28, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 163.2%

Principal Amount (000’s omitted)	Security	Value

Education — 5.9%
$1,250	Michigan Higher Education Facilities Authority, (Creative Studies), 5.90%, 12/1/27	$1,334,712
540	Michigan Higher Education Facilities Authority, (Hillsdale College), 5.00%, 3/1/35	561,832
		$1,896,544

Electric Utilities — 7.3%
$1,250	Michigan Strategic Fund, (Detroit Edison Pollution Control), 5.45%, 9/1/29	$1,315,037
1,000	Puerto Rico Electric Power Authority, 5.25%, 7/1/31	1,063,900
		$2,378,937

Escrowed / Prerefunded — 4.1%
$ 500	Kent Hospital Finance Authority, (Spectrum Health), Prerefunded to 7/15/11, 5.50%, 1/15/31	$540,010
750	Michigan Hospital Finance Authority, (Ascension Health Care), Prerefunded to 11/15/09, 6.125%, 11/15/26	803,595
		$1,343,605

General Obligations — 12.2%
$ 500	East Grand Rapids, Public School District, 5.00%, 5/1/25	$520,780
500	Garden City School District, Prerefunded to 5/1/11, 5.00%, 5/1/26	525,995
1,000	Manistee Area Public Schools, 5.00%, 5/1/24	1,041,560
750	Puerto Rico Public Buildings Authority, Commonwealth Guaranteed, 5.25%, 7/1/29	807,855
1,000	White Cloud, Public Schools, Prerefunded to 5/1/11, 5.125%, 5/1/31	1,041,950
		$3,938,140

Hospital — 28.9%
$ 500	Allegan Hospital Finance Authority, (Allegan General Hospital), 7.00%, 11/15/21	$535,360
125	Gaylord Hospital Finance Authority, (Otsego Memorial Hospital Association), 6.20%, 1/1/25	131,509
125	Gaylord Hospital Finance Authority, (Otsego Memorial Hospital Association), 6.50%, 1/1/37	131,790
560	Macomb County Hospital Finance Authority, (Mount Clemens General Hospital), 5.875%, 11/15/34	596,473
500	Mecosta County, (Michigan General Hospital), 6.00%, 5/15/18	515,220

$1,000	Michigan Hospital Finance Authority, (Central Michigan Community Hospital), 6.25%, 10/1/27	$1,021,180
750	Michigan Hospital Finance Authority, (Henry Ford Health System), 5.00%, 11/15/38	784,305
1,000	Michigan Hospital Finance Authority, (Henry Ford Health System), 5.25%, 11/15/46	1,065,800
1,000	Michigan Hospital Finance Authority, (McLaren Healthcare), 5.00%, 8/1/35	1,042,180
750	Michigan Hospital Finance Authority, (Memorial Healthcare Center), 5.875%, 11/15/21	785,992
750	Michigan Hospital Finance Authority, (Sparrow Obligation Group), 5.625%, 11/15/36	800,062
1,000	Michigan Hospital Finance Authority, (Trinity Health), 6.00%, 12/1/27	1,079,690
800	Saginaw Hospital Finance Authority, (Covenant Medical Center), 6.50%, 7/1/30	867,760
		$9,357,321

Housing — 3.1%
$1,000	Michigan State Housing Development Authority, (Williams Pavilion), (AMT), 4.90%, 4/20/48 (1)	$1,011,420
		$1,011,420

Industrial Development Revenue — 7.7%
$1,000	Detroit Local Development Finance Authority, (Chrysler Corp.), 5.375%, 5/1/21	$1,016,390
800	Dickinson County Electronic Devolpment Corp., (International Paper Co.), 5.75%, 6/1/16	856,928
625	Puerto Rico Port Authority, (American Airlines), (AMT), 6.25%, 6/1/26	632,794
		$2,506,112

Insured-Electric Utilities — 8.7%
$1,000	Michigan Strategic Fund Resource Recovery, (Detroit Edison Co.), (MBIA), (AMT), 5.55%, 9/1/29	$1,054,630
500	Michigan Strategic Fund, Resource Recovery, (Detroit Edison Co.), (XLCA), 5.25%, 12/15/32	530,030
1,200	Puerto Rico Electric Power Authority, (MBIA), 4.75%, 7/1/33 (2)	1,244,808
		$2,829,468

Insured-Escrowed/Prerefunded — 19.4%
$1,000	Central Montcalm Public Schools, (MBIA), Prerefunded to 5/1/09, 6.00%, 5/1/29	$1,049,180
1,000	Detroit Sewer Disposal, (FGIC), Prerefunded to 7/1/11, 5.125%, 7/1/31	1,058,890
2,000	Fenton Area Public Schools, (FGIC), Prerefunded to 5/1/08, 5.00%, 5/1/24	2,031,480
2,000	Novi Building Authority, (FSA), Prerefunded to 10/1/10, 5.50%, 10/1/25 (3)	2,142,740
		$6,282,290

Insured-General Obligations — 17.7%
$ 100	Allen Park Public School District, (FSA), 4.25%, 5/1/29	$99,781
1,000	Brandon School District, (FSA), 4.50%, 5/1/33	1,011,570
500	Brandon School District, (FSA), 4.50%, 5/1/35	505,410
1,520	Coopersville, Public Schools District, (FSA), 4.50%, 5/1/36	1,536,446
650	Detroit, School District, (FGIC), 4.75%, 5/1/28 (3)	662,402
750	Detroit, School District, (FSA), 5.25%, 5/1/32	890,527
200	Eaton Rapids Public Schools, (MBIA), 4.75%, 5/1/25	202,730
700	Puerto Rico, (FSA), Variable Rate, 12.684%, 7/1/27 (4)(5)	830,172
		$5,739,038

Insured-Hospital — 6.5%
$1,000	Royal Oak, Hospital Finance Authority Revenue, (William Beaumont Hospital), (MBIA), 5.25%, 11/15/35	$1,049,870
1,000	Saginaw Hospital Finance Authority, (Covenant Medical Center), (MBIA), 5.50%, 7/1/24	1,042,950
		$2,092,820

Insured-Lease Revenue / Certificates of Participation — 4.3%
$4,300	Michigan State Building Authority, (FGIC), 0.00%, 10/15/30	$1,390,620
		$1,390,620

Insured-Special Tax Revenue — 7.3%
$2,250	Wayne Charter County, (Airport Hotel-Detroit Metropolitan Airport), (MBIA), 5.00%, 12/1/30	$2,362,793
		$2,362,793

Insured-Student Loan — 6.5%
$1,000	Michigan Higher Education Student Loan Authority, (AMBAC), (AMT), 5.00%, 3/1/31	$1,048,580
1,000	Michigan Higher Education Student Loan Authority, (AMBAC), (AMT), 5.50%, 6/1/25 (6)	1,043,990
		$2,092,570

Insured-Transportation — 12.8%
$2,010	Puerto Rico Highway and Transportation Authority, (AMBAC), 5.00%, 7/1/28 (2)	$2,066,133
2,000	Wayne Charter County Airport, Residual Certificates, (MBIA), (AMT), Variable Rate, 6.092%, 12/1/28 (4)(7)	2,088,560
		$4,154,693

Insured-Water Revenue — 5.3%
$1,650	Detroit Water Supply System, (FGIC), 5.00%, 7/1/30	$1,709,417
		$1,709,417

Lease Revenue/Certificates of Participation — 0.8%
$ 250	Puerto Rico, (Guaynabo Municipal Government Center Lease), 5.625%, 7/1/22	$254,863
		$254,863

Transportation — 4.7%
$1,500	Kent County Airport Facility, 5.00%, 1/1/25 (2)	$1,533,158
		$1,533,158
Total Tax-Exempt Investments — 163.2%
(identified cost $49,257,162)		$52,873,809

Other Assets, Less Liabilities — (9.2)%		$(2,973,318)

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (54.0)%		$(17,500,000)

Net Assets Applicable to Common Shares— 100.0%		$32,400,491

AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	–	Financial Guaranty Insurance Company
FSA	–	Financial Security Assurance, Inc.
MBIA	–	Municipal Bond Insurance Association
XLCA	–	XL Capital Assurance, Inc.

The Trust invests primarily in debt securities issued by Michigan municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 2007, 54.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.0% to 19.1% of total investments.

(1)	When-issued security.
(2)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Trust.
(3)	Security (or a portion thereof) has been segregated to cover when-issued securities.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2007, the aggregate value of the securities is $2,918,732 or 9.0% of the Trust’s net assets applicable to common shares.
(5)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at February 28, 2007.
(6)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(7)	Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at February 28, 2007.

A summary of financial instruments at February 28, 2007 is as follows:

Futures Contracts

Expiration Date(s)	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
6/07	5 U.S. Treasury Note	Short	$ (538,498)	$ (542,969)	$ (4,471)
$ (4,471)

Interest Rate Swaps

At February 28, 2007, the Trust had entered into an interest rate swap agreement with Merrill Lynch Capital Services, Inc. whereby the Trust makes bi-annual payments at a fixed rate equal to 4.006% on the notional amount of $550,000. In exchange, the Trust receives bi-annual payments at a rate equal to the USD-BMA-Municipal Swap Index on the same notional amount. The effective date of the interest rate swap is August 7, 2007. The value of the contract, which terminates August 7, 2037, is recorded as a payable for open interest rate swap contracts of $9,727, on February 28, 2007.

At February 28, 2007, the Trust had entered into an interest rate swap agreement with Citibank N.A. whereby the Trust makes bi-annual payments at a fixed rate equal to 3.925% on the notional amount of $450,000. In exchange, the Trust receives bi-annual payments at a rate equal to the USD-BMA-Municipal Swap Index on the same notional amount. The effective date of the interest rate swap is August 16, 2007. The value of the contract, which terminates August 16, 2027, is recorded as a payable for open interest rate swap contracts of $4,949, on February 28, 2007.

At February 28, 2007, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at February 28, 2007 as computed on a federal income tax basis, were as follows:

Aggregate cost	$45,928,347
Gross unrealized appreciation	$3,680,599
Gross unrealized depreciation	(137)
Net unrealized appreciation	$3,680,462

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Michigan Municipal Income Trust

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date:	April 25, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson

President

Date:	April 25, 2007

By:	/s/ Barbara E. Campbell
Barbara E. Campbell

Treasurer

Date:	April 25, 2007